[letterhead of State Street Research]

                                                     March 28, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      State Street Research Financial Trust
                  Securities Act of 1933 File No. 333-20707
                  CIK 806390

Dear Sir or Madam:

         The undersigned, STATE STREET RESEARCH FINANCIAL TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the form of Letter to Shareholders, Notice of Special Meeting, Joint Proxy Statement/Prospectus and Statement of Additional Information relating to the special meeting of shareholders of the State Street Research International Fixed Income Fund, a series of State Street Research Portfolios, Inc., that would have been filed under paragraph (b) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the recent amendment to the registration statement of the Registrant (Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 under the Securities Act); and

(2) That the text of the recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001029869-97-000352).

         This filing is also deemed to fulfill the proxy requirements under Rule 14a-6(b) promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act").

         Pursuant to Rule 14a-6(d), under the Exchange Act, the Registrant represents that definitive proxy materials were released to shareholders on or about March 24, 1997.

                              STATE STREET RESEARCH
                              FINANCIAL TRUST



                              By:/s/ Darman A. Wing
                                 ----------------------------
                                     Darman A. Wing
                                     Assistant Secretary